Reserves for unpaid losses and loss adjustment expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reserves for unpaid losses and loss adjustment expenses
Summary of the loss and LAE reserve activities

	Three Months Ended September 30,		Nine Months Ended September 30,
(Millions)	2018	2017	2018	2017
Gross beginning balance	$1,827.1	$1,659.3	$1,898.5	$1,620.1
Less beginning reinsurance recoverable on unpaid losses	(358.3)	(304.7)	(319.7)	(291.5)
Net loss and LAE reserve balance	1,468.8	1,354.6	1,578.8	1,328.6
Losses and LAE incurred relating to:
Current year losses	270.5	374.6	575.8	622.5
Prior years losses	(10.1)	(3.4)	(23.0)	4.1
Total net incurred losses and LAE	260.4	371.2	552.8	626.6
Foreign currency translation adjustment to net loss and LAE reserves	(5.4)	12.9	(20.9)	33.1
Acquisitions (See Note 3)	0.2	—	0.2	14.3
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.1	0.1	0.1
Loss and LAE paid relating to:
Current year losses	80.5	51.9	152.5	116.3
Prior years losses	101.6	105.1	416.5	304.6
Total loss and LAE payments	182.1	157.0	569.0	420.9
Net ending balance	1,542.0	1,581.8	1,542.0	1,581.8
Plus ending reinsurance recoverable on unpaid losses	349.0	334.9	349.0	334.9
Gross ending balance	$1,891.0	$1,916.7	$1,891.0	$1,916.7

	2017	2016	2015
	(Millions)
Gross beginning balance	$1,620.1	$1,644.4	$1,809.8
Less beginning reinsurance recoverable on unpaid losses	(291.5)	(283.1)	(322.2)
Net loss and LAE reserve balance	1,328.6	1,361.3	1,487.6
Loss and LAE reserves acquired(1)	14.3	9.8	—
Losses and LAE incurred relating to:
Current year losses	811.8	583.0	473.9
Prior years losses	(0.6)	(63.7)	(51.2)
Total net incurred losses and LAE	811.2	519.3	422.7
Accretion of fair value adjustment to net loss and LAE reserves	0.1	0.5	0.7
Foreign currency translation adjustment to net loss and LAE reserves	36.8	(14.0)	(27.2)
Loss and LAE paid relating to:
Current year losses	222.8	207.6	162.4
Prior years losses	389.5	340.7	360.1
Total loss and LAE payments	612.3	548.3	522.5
Net ending balance	1,578.8	1,328.6	1,361.3
Plus ending reinsurance recoverable on unpaid losses	319.7	291.5	283.1
Gross ending balance	$1,898.5	$1,620.1	$1,644.4
(1)	Loss and LAE reserves acquired in 2017 relate to Sirius Group’s purchase of IMG; 2016 relates to Sirius Group’s purchase of Mount Beacon.

Schedule of asbestos and environmental loss and loss adjustment expense reserve activity

	2017		2016		2015
	Gross	Net	Gross	Net	Gross	Net
	(Millions)
Asbestos:
Beginning balance	$187.0	$166.4	$193.5	$172.9	$215.8	$192.8
Incurred losses and LAE	96.9	59.0	15.3	13.6	(0.3)	(0.5)
Paid losses and LAE	(24.7)	(20.8)	(21.8)	(20.1)	(22.0)	(19.4)
Ending balance	259.2	204.6	187.0	166.4	193.5	172.9
Environmental:
Beginning balance	18.5	13.9	21.5	16.8	22.7	17.4
Incurred losses and LAE	2.9	6.1	0.4	0.4	3.0	3.0
Paid losses and LAE	(4.7)	(4.0)	(3.4)	(3.3)	(4.2)	(3.6)
Ending balance	16.7	16.0	18.5	13.9	21.5	16.8
Total asbestos and environmental:
Beginning balance	205.5	180.3	215.0	189.7	238.5	210.2
Incurred losses and LAE	99.8	65.1	15.7	14.0	2.7	2.5
Paid losses and LAE	(29.4)	(24.8)	(25.2)	(23.4)	(26.2)	(23.0)
Ending balance	$275.9	$220.6	$205.5	$180.3	$215.0	$189.7

Schedule of net loss reserves by type

	2017	2016
	(Millions)
Case Reserve	$833.9	$738.3
IBNR Reserve	744.9	590.3
Loss and loss adjustment expense reserves, net of reinsurance	$1,578.8	$1,328.6

Schedule of reconciliation of liabilities for unpaid loss and loss adjustment expense

As of
Liabilities for unpaid loss and LAE, net of reinsurance	December 31, 2017
(Millions)
Unpaid and allocated LAE reserves, net of reinsurance
Other Property	$432.6
Property Catastrophe Excess	161.4
Agriculture	45.6
Accident & Health	155.8
Aviation & Space	93.8
Trade credit	39.2
Marine	79.9
Contingency	11.6
Casualty	15.5
Runoff & Other	505.2
Total unpaid and allocated LAE reserves, net of reinsurance	1,540.6
Unallocated LAE	38.2
Total unpaid loss and LAE reserves, net of reinsurance	1,578.8
Reinsurance recoverable on unpaid losses
Other Property	61.0
Property Catastrophe Excess	40.1
Agriculture	2.8
Accident & Health	45.6
Aviation & Space	22.9
Trade credit	14.0
Marine	17.5
Contingency	2.6
Casualty	—
Runoff & Other	113.2
Total reinsurance recoverable on unpaid losses	319.7
Total unpaid loss and LAE reserves	$1,898.5

Other property
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	199.9	202.3	179.6	173.6	173.5	173.6	172.8	173.1	172.4	171.7	0.4	NA
2009		117.3	107.7	97.3	93.3	93.2	92.1	94.9	93.7	91.9	0.3	NA
2010			156.0	153.4	144.7	145.6	140.6	139.6	138.8	137.1	1.6	NA
2011				162.3	149.8	140.3	132.3	130.3	130.9	131.0	0.4	NA
2012					166.3	152.4	147.3	142.7	137.9	135.9	2.1	NA
2013						139.7	135.7	124.5	120.7	120.6	0.5	NA
2014							126.7	129.1	126.1	126.6	2.9	NA
2015								145.4	137.0	139.1	2.6	NA
2016									193.3	212.8	15.6	NA
2017										338.8	156.0	NA
									Total	1,605.5

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	39.1	111.4	143.0	157.1	165.9	170.0	170.5	170.5	170.5	170.5
2009		22.6	59.9	79.1	85.8	90.0	91.1	90.9	91.6	91.6
2010			31.0	89.4	116.6	124.5	129.6	131.8	132.3	132.4
2011				27.4	81.0	105.2	118.3	124.4	126.9	129.6
2012					20.5	86.7	109.9	118.3	121.7	127.1
2013						28.0	73.7	99.0	105.7	109.4
2014							19.4	71.2	98.7	107.5
2015								31.5	95.3	117.5
2016									32.1	130.6
2017										59.3
	Total									1,175.5
	All outstanding liabilities before 2008, net of reinsurance									2.6
	Liabilities for loss and loss adjustment expenses, net of reinsurance									432.6

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	19.4%	43.2%	19.0%	7.2%	4.0%	2.3%	0.7%	0.2%	0.0%	0.0%

Property Catastrophe Excess
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	80.7	82.2	79.1	82.9	81.6	81.5	77.2	77.1	77.2	77.2	—	NA
2009		51.2	52.1	50.7	49.7	48.8	48.1	47.8	47.8	47.9	(0.1)	NA
2010			137.8	135.6	133.0	132.1	124.7	123.8	123.3	122.7	(0.2)	NA
2011				149.1	154.2	143.6	121.8	118.2	117.4	117.3	0.1	NA
2012					71.5	59.8	53.2	51.2	51.7	46.8	0.1	NA
2013						78.5	85.2	81.9	81.4	80.5	0.1	NA
2014							59.5	61.1	58.1	58.0	0.6	NA
2015								29.0	31.4	29.0	0.1	NA
2016									51.2	49.0	3.2	NA
2017										107.4	46.0	NA
									Total	735.8

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	25.1	54.9	65.7	73.4	76.7	76.8	77.0	77.1	77.1	77.2
2009		7.4	32.4	41.1	44.1	45.2	45.5	45.6	45.8	45.8
2010			50.1	91.4	104.2	109.4	112.9	115.4	119.3	119.2
2011				15.9	54.6	96.3	115.5	115.9	116.4	117.3
2012					2.8	26.7	36.4	41.1	42.0	43.9
2013						11.7	51.6	65.0	70.2	71.6
2014							9.9	38.0	44.5	50.4
2015								1.8	9.9	17.9
2016									10.4	26.0
2017										13.3
									Total	582.6
	All outstanding liabilities before 2008, net of reinsurance									8.2
	Liabilities for loss and loss adjustment expenses, net of reinsurance									161.4

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	20.2%	39.8%	19.3%	9.3%	2.2%	1.3%	1.4%	0.1%	0.0%	0.1%

Agriculture
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	21.4	26.0	25.8	25.8	25.8	26.3	26.3	26.2	(26.2)	26.2	—	NA
2009		11.9	9.9	8.7	8.7	8.5	8.5	8.5	8.5	8.5	—	NA
2010			12.9	10.9	11.0	10.8	10.8	10.8	10.8	10.8	(0.3)	NA
2011				21.6	21.6	21.8	21.8	21.7	21.7	21.7	—	NA
2012					41.0	45.8	45.8	45.7	47.0	47.0	(0.3)	NA
2013						9.2	11.0	13.1	13.2	13.0	(0.1)	NA
2014							9.7	8.2	8.4	8.9	0.2	NA
2015								7.1	9.2	9.6	0.1	NA
2016									34.1	31.5	2.2	NA
2017										51.3	33.4	NA
									Total	228.5

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
		Year ended December 31,
	2008		2009	2010	2011	2012	2013	2014		2015	2016
Accident Year	Unaudited		Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited		Unaudited	Unaudited	2017
		(Millions)
2008	1.8		25.3	25.8	25.8	25.8	26.4	26.3		26.2	26.2	26.2
2009			2.2	9.0	8.6	8.6	8.4	8.5		8.5	8.5	8.5
2010				0.5	10.7	10.9	10.7	10.7		10.7	10.8	10.7
2011					1.1	21.4	21.7	21.7		21.7	21.7	21.7
2012						19.0	45.4	45.7		45.6	47.0	47.0
2013							7.1	10.8		12.9	13.2	13.0
2014								6.5		8.1	8.8	8.8
2015										1.5	8.1	9.2
2016											10.2	28.8
2017												9.6
											Total	183.5
		All outstanding liabilities before 2008, net of reinsurance										0.6
		Liabilities for loss and loss adjustment expenses, net of reinsurance										45.6

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	26.1%	66.3%	3.2%	0.0%	0.7%	0.6%	0.0%	(0.2)%	(0.1)%	0.0%

Accident & Health
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	76.5	86.6	84.1	80.7	80.0	79.9	79.8	79.8	79.9	79.8	—	NA
2009		86.6	84.4	81.5	79.3	79.1	79.1	79.1	79.2	79.1	0.1	NA
2010			118.7	126.2	123.8	123.0	122.7	122.7	122.7	122.6	(0.2)	NA
2011				161.6	177.4	173.0	172.4	172.3	172.3	172.2	(0.6)	NA
2012					164.3	161.1	148.8	148.1	147.8	147.7	(0.7)	NA
2013						126.5	124.3	119.8	119.2	118.6	0.7	NA
2014							131.6	132.7	131.1	131.0	2.3	NA
2015								154.4	150.2	146.7	2.3	NA
2016									177.2	191.6	16.4	NA
2017										178.8	62.8	NA
									Total	1,368.1

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	30.9	65.7	74.2	77.1	78.3	79.5	79.6	79.6	79.7	79.7
2009		27.7	67.9	76.4	77.9	78.8	78.9	78.9	79.1	79.1
2010			53.3	102.7	119.8	122.0	122.3	122.4	122.5	122.5
2011				71.4	139.6	166.5	171.5	171.9	172.1	172.0
2012					72.5	137.0	147.0	147.4	147.6	147.6
2013						54.7	104.5	115.0	116.4	117.7
2014							59.5	111.7	125.3	127.0
2015								76.0	130.8	142.3
2016									98.5	131.7
2017										96.6
									Total	1,216.2
	All outstanding liabilities before 2008, net of reinsurance									3.9
	Liabilities for loss and loss adjustment expenses, net of reinsurance									155.8

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	46.9%	37.6%	10.7%	1.8%	0.6%	0.3%	0.0%	0.1%	0.0%	0.0%

Aviation & Space
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	19.0	30.4	33.4	34.1	35.0	34.7	34.1	33.6	33.5	33.4	(0.3)	NA
2009		30.9	34.1	35.4	37.3	35.6	35.5	34.6	32.2	32.3	(0.5)	NA
2010			42.7	47.9	47.6	45.1	43.6	42.7	42.5	42.0	(1.1)	NA
2011				47.0	42.5	38.1	36.1	34.8	34.7	35.9	(1.1)	NA
2012					35.7	34.4	30.3	28.4	28.6	29.7	(1.0)	NA
2013						40.7	36.6	33.6	32.3	33.2	0.1	NA
2014							36.0	38.6	35.4	34.6	4.0	NA
2015								39.8	36.2	40.3	2.7	NA
2016									32.4	32.9	4.3	NA
2017										34.2	14.9	NA
									Total	348.5

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	5.7	10.7	18.4	25.3	27.8	30.1	31.3	31.5	33.1	33.4
2009		7.9	16.6	21.6	26.6	27.8	28.8	31.9	31.4	32.3
2010			12.0	22.3	31.9	36.6	38.2	39.3	40.2	40.4
2011				10.2	22.8	28.7	31.7	32.9	34.2	35.0
2012					7.6	18.5	22.7	24.7	27.4	28.4
2013						13.6	20.0	24.2	26.9	28.7
2014							8.1	18.1	23.9	26.5
2015								10.6	21.4	27.4
2016									7.9	19.9
2017										9.1
									Total	281.1
	All outstanding liabilities before 2008, net of reinsurance									26.4
	Liabilities for loss and loss adjustment expenses, net of reinsurance									93.8

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	26.6%	27.5%	17.2%	11.2%	5.4%	3.8%	4.2%	0.0%	3.6%	0.7%

Trade credit
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	9.5	14.3	15.4	15.4	15.3	14.8	15.0	14.8	14.8	14.9	(0.1)	NA
2009		9.4	10.0	9.8	9.6	9.4	9.4	9.3	9.2	9.3	(0.1)	NA
2010			14.7	12.8	9.9	10.1	10.2	10.0	10.0	10.1	(0.1)	NA
2011				30.3	30.1	28.4	28.1	28.1	27.5	27.4	(0.1)	NA
2012					35.8	35.0	33.1	33.3	32.9	32.9	(1.2)	NA
2013						30.7	29.2	28.2	28.0	28.6	0.1	NA
2014							23.6	23.5	24.3	22.2	1.8	NA
2015								20.9	20.4	19.8	0.5	NA
2016									16.0	13.6	2.1	NA
2017										19.7	10.0	NA
									Total	198.5

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	2.6	7.5	13.3	14.1	14.5	14.5	14.7	14.8	14.8	14.9
2009		3.4	7.8	8.7	9.0	9.1	9.2	9.3	9.3	9.3
2010			1.8	5.4	8.0	8.9	9.3	9.4	9.7	9.7
2011				6.7	18.0	24.3	25.5	26.5	26.8	26.6
2012					15.3	27.6	31.9	32.7	33.1	32.9
2013						12.0	20.5	23.6	24.8	25.2
2014							8.1	14.1	18.3	19.7
2015								4.7	12.6	16.2
2016									4.7	9.2
2017										3.1
									Total	166.8
	All outstanding liabilities before 2008, net of reinsurance									7.5
	Liabilities for loss and loss adjustment expenses, net of reinsurance									39.2

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	31.4%	35.4%	18.6%	4.6%	2.1%	0.5%	0.3%	0.4%	0.2%	0.5%

Marine
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	46.2	52.5	56.0	50.9	49.9	48.2	47.8	47.8	47.1	46.9	—	NA
2009		27.9	25.7	24.6	24.3	23.9	23.9	24.0	23.6	23.9	—	NA
2010			32.7	35.5	33.0	32.7	32.8	32.4	31.1	30.8	0.4	NA
2011				37.3	33.3	30.9	31.5	32.5	31.8	32.0	(0.3)	NA
2012					27.7	33.8	36.4	37.8	38.2	37.1	0.9	NA
2013						23.8	20.9	19.7	18.6	18.4	0.2	NA
2014							23.7	21.9	19.9	18.6	0.9	NA
2015								30.2	32.5	30.2	0.9	NA
2016									28.7	29.7	5.0	NA
2017										38.1	20.2	NA
									Total	305.7

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	11.5	26.0	37.8	41.4	43.3	45.1	45.4	45.8	45.9	46.2
2009		3.6	12.6	17.7	20.1	22.0	22.9	23.1	23.3	23.3
2010			5.1	12.4	17.4	19.8	21.6	27.0	27.8	28.8
2011				4.4	14.6	21.9	25.4	28.2	29.0	29.5
2012					5.3	14.9	24.4	27.3	29.4	31.3
2013						2.9	9.5	12.8	14.3	14.7
2014							4.2	10.4	14.0	15.3
2015								4.4	12.0	22.4
2016									6.9	17.7
2017										7.4
									Total	236.6
	All outstanding liabilities before 2008, net of reinsurance									10.8
	Liabilities for loss and loss adjustment expenses, net of reinsurance									79.9

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	18.2%	30.6%	23.5%	8.5%	5.8%	6.4%	1.3%	1.5%	0.3%	0.6%

Contingency
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	3.6	4.3	3.7	3.8	3.8	3.8	3.8	3.7	3.7	3.7	—	NA
2009		6.9	6.4	6.3	6.3	6.3	6.3	6.3	6.3	6.4	—	NA
2010			5.7	6.1	4.7	4.6	4.4	4.2	4.2	4.2	—	NA
2011				8.0	7.3	6.8	6.7	6.8	6.8	6.8	0.1	NA
2012					9.9	8.8	8.9	8.7	8.5	8.3	(0.1)	NA
2013						5.5	4.3	3.6	3.6	3.6	0.2	NA
2014							4.2	7.1	5.3	4.8	0.2	NA
2015								10.1	9.8	9.2	0.3	NA
2016									18.6	19.0	1.1	NA
2017										9.9	4.2	NA
									Total	75.9

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	2.1	3.3	3.5	3.6	3.6	3.6	3.6	3.7	3.6	3.7
2009		4.9	5.9	6.2	6.2	6.2	6.2	6.3	6.3	6.4
2010			1.9	3.5	3.6	3.6	4.0	4.2	4.2	4.2
2011				2.1	5.9	6.7	6.6	6.7	6.7	6.7
2012					5.5	7.4	8.7	8.7	8.5	8.3
2013						1.9	3.1	3.3	3.3	3.3
2014							1.7	3.7	4.5	4.6
2015								2.9	7.3	7.9
2016									12.6	16.1
2017										3.1
									Total	64.3
	All outstanding liabilities before 2008, net of reinsurance									—
	Liabilities for loss and loss adjustment expenses, net of reinsurance									11.6

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	50.8%	31.5%	8.9%	0.5%	0.9%	0.0%	0.6%	0.5%	0.6%	0.7%

Casualty
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	2.4	2.6	2.4	2.3	2.6	2.6	2.4	2.4	2.3	2.3	—	NA
2009		0.9	0.8	0.7	0.6	0.5	0.4	0.3	0.2	0.2	—	NA
2010			1.7	1.5	1.6	1.4	1.1	0.9	0.6	0.6	0.1	NA
2011				0.5	0.4	0.4	0.3	0.3	0.2	0.2	—	NA
2012					0.2	0.2	0.4	0.5	0.5	0.5	0.1	NA
2013						0.4	0.4	0.4	0.4	0.5	—	NA
2014							0.4	0.4	0.5	0.5	—	NA
2015								0.5	0.8	0.6	0.1	NA
2016									0.2	0.3	0.2	NA
2017										9.7	9.5	NA
									Total	15.4

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	1.2	1.4	1.5	1.5	1.8	1.9	2.1	2.3	2.3	2.3
2009		0.1	0.1	0.1	0.1	0.1	0.1	0.2	0.2	0.2
2010			—	—	0.1	0.1	0.2	0.4	0.3	0.4
2011				—	—	0.1	0.1	0.2	0.2	0.2
2012					—	—	0.1	0.2	0.1	0.2
2013						0.1	0.1	0.2	0.3	0.4
2014							0.1	0.2	0.4	0.4
2015								0.2	0.4	0.4
2016									—	0.1
2017										—
									Total	4.6
	All outstanding liabilities before 2008, net of reinsurance									4.7
	Liabilities for loss and loss adjustment expenses, net of reinsurance									15.5

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	10.7%	13.9%	9.6%	7.4%	11.4%	9.0%	4.6%	6.9%	4.0%	0.0%

Runoff & Other
Reserves for unpaid losses and loss adjustment expenses
Schedule of incurred losses and allocated loss adjustment expenses and cumulative paid losses and cumulative paid losses and allocated loss adjustment expenses, net of reinsurance

Incurred losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,										December 31, 2017
											Total IBNR
											liabilities
											plus
											expected	Cumulative
											development	number of
	2008	2009	2010	2011	2012	2013	2014	2015	2016		on reported	reported
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017	claims	claims
	(Millions)
2008	617.6	607.4	591.5	586.6	584.8	584.8	584.9	585.3	587.1	586.0	5.2	NA
2009		527.0	520.5	510.0	509.6	510.0	510.6	511.5	512.6	511.9	8.5	NA
2010			389.1	390.4	390.6	391.1	392.3	393.8	394.8	394.8	4.7	NA
2011				306.4	307.7	308.8	309.4	309.9	310.8	310.3	6.2	NA
2012					3.6	4.0	4.1	4.2	4.1	4.1	1.5	NA
2013						1.3	0.2	0.2	0.2	0.2	—	NA
2014							0.2	0.2	0.3	0.4	0.1	NA
2015								9.5	15.7	17.5	0.5	NA
2016									11.8	12.1	0.7	NA
2017										0.6	0.1	NA
									Total	1,837.9

Cumulative paid losses and allocated loss adjustment expenses, net of reinsurance
	Year ended December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016
Accident Year	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	Unaudited	2017
	(Millions)
2008	329.9	452.1	497.1	543.6	551.6	558.7	563.2	567.6	571.7	576.6
2009		289.1	402.5	480.3	483.8	488.3	492.1	495.1	496.5	499.0
2010			225.7	370.4	372.7	376.8	380.0	383.6	385.5	387.4
2011				291.8	293.8	296.1	297.8	299.5	301.6	303.1
2012					0.3	1.3	1.8	2.2	2.4	2.4
2013						0.7	0.1	0.1	0.1	0.1
2014							—	—	0.1	0.2
2015								5.2	10.0	15.3
2016									6.2	10.1
2017										0.4
									Total	1,794.6
	All outstanding liabilities before 2008, net of reinsurance									461.9
	Liabilities for loss and loss adjustment expenses, net of reinsurance									505.2

Schedule of average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance

Average annual percentage payout of incurred losses and allocated LAE by age, net of reinsurance
Years	1	2	3	4	5	6	7	8	9	10
	62.5%	21.3%	7.3%	3.1%	1.0%	0.9%	0.6%	0.5%	0.6%	0.8%